Cash and cash equivalents (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Cash and cash equivalents
Shortterm bank deposits with initial terms within three months	¥ 52,767		¥ 1,687,344
Cash at bank	1,215,745		3,521,623
Cash and cash equivalents	¥ 1,268,512	$ 183,917	¥ 5,208,967	¥ 1,113,988